                                                             2000
--------------------------------------------------------------------------------
 Nationwide(R) Variable Account - 10

June 30, 2000











[THE BEST OF AMERICA - LOGO]









                                                              SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------



                                                  [NATIONWIDE - LOGO]



                                      Nationwide Life Insurance Company
                                           Home Office: Columbus, Ohio




APO-4740(06/00)

                               [NATIONWIDE - LOGO]







                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220













                              [PHOTO OF PRESIDENT]




                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-10.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                         /s/ Joseph J. Gasper, President

                          Joseph J. Gasper, President
                                August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of CONTRACT OWNERS' EQUITY by funds series may be found on page 14. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-10

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         544 shares (cost $4,406) ....................................................     $  4,172

      American Century VP - American Century VP International (ACVPInt)
         1,251 shares (cost $15,572) .................................................       14,466

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         423 shares (cost $16,460) ...................................................       16,945

      Dreyfus Stock Index Fund (DryStkIx)
         495 shares (cost $19,072) ...................................................       18,812

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         21 shares (cost $500) .......................................................          477

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         919 shares (cost $46,762) ...................................................       47,246

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         437 shares (cost $4,309) ....................................................        4,375

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         162 shares (cost $3,970) ....................................................        3,804

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         531 shares (cost $13,362) ...................................................       13,289

      Fidelity VIP-III - Growth Opportunity Portfolio - Service Class (FidVGrOpS)
         154 shares (cost $3,034) ....................................................        3,167

      Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanACapApS)
         705 shares (cost $21,832) ...................................................       22,146

      Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)
         65 shares (cost $2,431) .....................................................        2,547

      Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
         54 shares (cost $500) .......................................................          527

      Nationwide SAT - Balanced Fund (NSATBal)
         417 shares (cost $4,337) ....................................................        4,350

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         43 shares (cost $1,000) .....................................................        1,110


      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         115 shares (cost $1,535) ....................................................        1,571

      Nationwide SAT - Money Market Fund (NSATMMkt)
         599,107 shares (cost $599,107) ..............................................      599,107

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         414 shares (cost $4,490) ....................................................        4,468

      Nationwide SAT - Small Company Fund (NSATSmCo)
         155 shares (cost $4,006) ....................................................        3,700

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         1,639 shares (cost $40,295) .................................................       35,188

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         431 shares (cost $4,320) ....................................................        3,989

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         25 shares (cost $501) .......................................................          492

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         248 shares (cost $3,934) ....................................................        4,055

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         207 shares (cost $5,305) ....................................................        5,670

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         181 shares (cost $20,191) ...................................................       17,515

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         331 shares (cost $16,633) ...................................................       16,931

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         525 shares (cost $12,299) ...................................................       12,249

      Strong Opportunity Fund II, Inc. (StOpp2)
         143 shares (cost $3,862) ....................................................        3,864

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         105 shares (cost $1,330) ....................................................        1,317

      Warburg Pincus Trust - Value Portfolio (WPValue)
         350 shares (cost $4,310) ....................................................        4,061
                                                                                           --------
            Total investments ........................................................       871610
   Accounts receivable ...............................................................            4
                                                                                           --------
            Total assets .............................................................      871,614
ACCOUNTS PAYABLE .....................................................................         -
                                                                                           --------
CONTRACT OWNERS' EQUITY (NOTE 4) .....................................................     $871,614
                                                                                           ========


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
-----------------------
STATEMENTS OF OPERATIONS
-----------------------
SIX MONTH PERIOD ENDED JUNE 30,2000
(UNAUDITED)


                                                         Total           ACVPIncGr       ACVPInt        DrySRGr
                                                         -----           ---------       -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $   4,069              -              1              -
  Mortality and expense risk charges
     (note 2) .....................................        (1,761)           (15)           (32)           (26)
                                                        ---------          -----         ------         ------
     Net investment activity ......................         2,308            (15)           (31)           (26)
                                                        ---------          -----         ------         ------

  Proceeds from mutual fund shares sold ...........       457,663             16             32             25
  Cost of mutual fund shares sold .................      (451,602)           (16)           (33)           (24)
                                                        ---------          -----         ------         ------
     Realized gain (loss) on investments ..........         6,061              -             (1)             1
  Change in unrealized gain (loss)
     on investments ...............................        (8,028)          (233)        (1,105)           485
                                                        ---------          -----         ------         ------
     Net gain (loss) on investments ...............        (1,967)          (233)        (1,106)           486
                                                        ---------          -----         ------         ------
  Reinvested capital gains ........................         2,591              -             18              -
                                                        ---------          -----         ------         ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         2,932           (248)        (1,119)           460
                                                        ---------          -----         ------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       836,341              1             42              1
  Transfers between funds .........................             -          4,417         15,544         16,484
  Surrenders ......................................       (28,245)             -              -              -
                                                        ---------          -----         ------         ------
       Net equity transactions ....................       808,096          4,418         15,586         16,485
                                                        ---------          -----         ------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       811,028          4,170         14,467         16,945
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        60,586              -              -              -
                                                        ---------          -----         ------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 871,614          4,170         14,467         16,945
                                                        =========          =====         ======         ======



                                                        DryStkIx         FidVEqInS      FidVGrS        FidVHiInS
                                                        --------         ---------      -------        ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................            65              -              8              -
  Mortality and expense risk charges
     (note 2) .....................................           (50)             -           (121)            (5)
                                                           ------            ---         ------          -----
     Net investment activity ......................            15              -           (113)            (5)
                                                           ------            ---         ------          -----

  Proceeds from mutual fund shares sold ...........            49              1          3,746              6
  Cost of mutual fund shares sold .................           (47)            (1)        (4,410)            (6)
                                                           ------            ---         ------          -----
     Realized gain (loss) on investments ..........             2              -           (664)             -
  Change in unrealized gain (loss)
     on investments ...............................          (259)           (22)           486             67
                                                           ------            ---         ------          -----
     Net gain (loss) on investments ...............          (257)           (22)          (178)            67
                                                           ------            ---         ------          -----
  Reinvested capital gains ........................            10              -            900              -
                                                           ------            ---         ------          -----
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          (232)           (22)           609             62
                                                           ------            ---         ------          -----

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             3            502             37              -
  Transfers between funds .........................        19,044              -         46,633          4,313
  Surrenders ......................................             -              -              -              -
                                                           ------            ---         ------          -----
       Net equity transactions ....................        19,047            502         46,670          4,313
                                                           ------            ---         ------          -----
NET CHANGE IN CONTRACT OWNERS' EQUITY .............        18,815            480         47,279          4,375
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             -              -              -              -
                                                           ------            ---         ------          -----
CONTRACT OWNERS' EQUITY END OF PERIOD .............        18,815            480         47,279          4,375
                                                           ======            ===         ======          =====

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                                       FidVOvSeS     FidVConS     FidVGrOpS    JanACapAp
                                                       ---------     --------     ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    14           18            -            9
  Mortality and expense risk charges
     (note 2) .....................................         (15)         (50)          (8)         (33)
                                                        -------       ------        -----       ------
     Net investment activity ......................          (1)         (32)          (8)         (24)
                                                        -------       ------        -----       ------

  Proceeds from mutual fund shares sold ...........       1,950        9,710            9       11,395
  Cost of mutual fund shares sold .................      (2,217)     (11,105)          (9)     (10,837)
                                                        -------       ------        -----       ------
     Realized gain (loss) on investments ..........        (267)      (1,395)           -          558
  Change in unrealized gain (loss)
     on investments ...............................        (164)         (72)         133          315
                                                        -------       ------        -----       ------
     Net gain (loss) on investments ...............        (431)      (1,467)         133          873
                                                        -------       ------        -----       ------
  Reinvested capital gains ........................          93          652            -            -
                                                        -------       ------        -----       ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        (339)        (847)         125          849
                                                        -------       ------        -----       ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          20          486            -            1
  Transfers between funds .........................       4,116       13,641        3,043       21,296
  Surrenders ......................................           -            -            -            -
                                                        -------       ------        -----       ------
       Net equity transactions ....................       4,136       14,127        3,043       21,297
                                                        -------       ------        -----       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       3,797       13,280        3,168       22,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           -            -            -            -
                                                        -------       ------        -----       ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 3,797       13,280        3,168       22,146
                                                        =======       ======        =====       ======


                                                      JanAIntGrS    JanAGlTchS     NSATBal    NSATCapAp
                                                      ----------    ----------     -------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           -            -           28            2
  Mortality and expense risk charges
     (note 2) .....................................         (15)          (5)          (5)          (2)
                                                        -------       ------        -----       ------
     Net investment activity ......................         (15)          (5)          23            -
                                                        -------       ------        -----       ------

  Proceeds from mutual fund shares sold ...........      23,889            5            6            3
  Cost of mutual fund shares sold .................     (22,318)          (5)          (6)          (3)
                                                        -------       ------        -----       ------
     Realized gain (loss) on investments ..........       1,571            -            -            -
  Change in unrealized gain (loss)
     on investments ...............................          28          117           14          110
                                                        -------       ------        -----       ------
     Net gain (loss) on investments ...............       1,599          117           14          110
                                                        -------       ------        -----       ------
  Reinvested capital gains ........................           -            -            -            -
                                                        -------       ------        -----       ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       1,584          112           37          110
                                                        -------       ------        -----       ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         499          503            1            -
  Transfers between funds .........................      (1,556)       1,935        4,314          998
  Surrenders ......................................           -            -            -            -
                                                        -------       ------        -----       ------
       Net equity transactions ....................      (1,057)       2,438        4,315          998
                                                        -------       ------        -----       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         527        2,550        4,352        1,108
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           -            -            -            -
                                                        -------       ------        -----       ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............         527        2,550        4,352        1,108
                                                        =======       ======        =====       ======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                                       NSATGlob50      NSATMMkt      NSATSmCapV     NSATSmCo
                                                       ----------      --------      ----------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $     12         3,880             -             1
  Mortality and expense risk charges
     (note 2) .....................................           (4)         (951)           (8)          (13)
                                                        --------       -------         -----         -----
     Net investment activity ......................            8         2,929            (8)          (12)
                                                        --------       -------         -----         -----

  Proceeds from mutual fund shares sold ...........            5       339,279             8            14
  Cost of mutual fund shares sold .................           (5)     (339,279)           (8)          (15)
                                                        --------       -------         -----         -----
     Realized gain (loss) on investments ..........            -             -             -            (1)
  Change in unrealized gain (loss)
     on investments ...............................           37             1           (21)         (305)
                                                        --------       -------         -----         -----
     Net gain (loss) on investments ...............           37             1           (21)         (306)
                                                        --------       -------         -----         -----
  Reinvested capital gains ........................            -             -             -             -
                                                        --------       -------         -----         -----
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           45         2,930           (29)         (318)
                                                        --------       -------         -----         -----

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            -       833,661            82             -
  Transfers between funds .........................        1,529      (269,835)        4,418         4,011
  Surrenders ......................................            -       (28,245)            -             -
                                                        --------       -------         -----         -----
       Net equity transactions ....................        1,529       535,581         4,500         4,011
                                                        --------       -------         -----         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        1,574       538,511         4,471         3,693
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......            -        60,586             -             -
                                                        --------       -------         -----         -----
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $  1,574       599,097         4,471         3,693
                                                        ========       =======         =====         =====




                                                       NSATStrGro     NSATStrVal     NSATTotRtn    NBAMTGuard
                                                       ----------     ----------     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            -            11             1             -
  Mortality and expense risk charges
     (note 2) .....................................         (169)           (5)            -           (16)
                                                        --------       -------         -----         -----
     Net investment activity ......................         (169)            6             1           (16)
                                                        --------       -------         -----         -----

  Proceeds from mutual fund shares sold ...........       12,891             6             1            16
  Cost of mutual fund shares sold .................      (10,249)           (6)           (1)          (15)
                                                        --------       -------         -----         -----
     Realized gain (loss) on investments ..........        2,642             -             -             1
  Change in unrealized gain (loss)
     on investments ...............................       (5,106)         (330)           (8)          121
                                                        --------       -------         -----         -----
     Net gain (loss) on investments ...............       (2,464)         (330)           (8)          122
                                                        --------       -------         -----         -----
  Reinvested capital gains ........................            -             -             -             -
                                                        --------       -------         -----         -----
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (2,633)         (324)           (7)          106
                                                        --------       -------         -----         -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            -             2           495             1
  Transfers between funds .........................       37,819         4,314             -         3,948
  Surrenders ......................................            -             -             -             -
                                                        --------       -------         -----         -----
       Net equity transactions ....................       37,819         4,316           495         3,949
                                                        --------       -------         -----         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       35,186         3,992           488         4,055
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......            -             -             -             -
                                                        --------       -------         -----         -----
CONTRACT OWNERS' EQUITY END OF PERIOD .............       35,186         3,992           488         4,055
                                                        ========       =======         =====         =====

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                                       NBAMTMCGr    OppAggGrVA    OppCapApVA
                                                       ---------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $     -            -            7
  Mortality and expense risk charges
     (note 2) .....................................          (9)         (81)         (63)
                                                        -------       ------       ------
     Net investment activity ......................          (9)         (81)         (56)
                                                        -------       ------       ------

  Proceeds from mutual fund shares sold ...........          10       43,348       11,182
  Cost of mutual fund shares sold .................         (11)     (40,254)     (10,661)
                                                        -------       ------       ------
     Realized gain (loss) on investments ..........          (1)       3,094          521
  Change in unrealized gain (loss)
     on investments ...............................         366       (2,674)         299
                                                        -------       ------       ------
     Net gain (loss) on investments ...............         365          420          820
                                                        -------       ------       ------
  Reinvested capital gains ........................           -          398          361
                                                        -------       ------       ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         356          737        1,125
                                                        -------       ------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           -            -            -
  Transfers between funds .........................       5,311       16,774       15,806
  Surrenders ......................................           -            -            -
                                                        -------       ------       ------
       Net equity transactions ....................       5,311       16,774       15,806
                                                        -------       ------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       5,667       17,511       16,931
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           -            -            -
                                                        -------       ------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $ 5,667       17,511       16,931
                                                        =======       ======       ======


                                                       OppMGrInVA      StOpp2    VEWwEmgMkt     WPValue
                                                       ----------      ------    ----------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          12            -            -            -
  Mortality and expense risk charges
     (note 2) .....................................         (43)          (8)          (4)          (5)
                                                         ------        -----        -----        -----
     Net investment activity ......................         (31)          (8)          (4)          (5)
                                                         ------        -----        -----        -----

  Proceeds from mutual fund shares sold ...........          42            9            4            6
  Cost of mutual fund shares sold .................         (42)          (9)          (4)          (6)
                                                         ------        -----        -----        -----
     Realized gain (loss) on investments ..........           -            -            -            -
  Change in unrealized gain (loss)
     on investments ...............................         (49)           2          (13)        (248)
                                                         ------        -----        -----        -----
     Net gain (loss) on investments ...............         (49)           2          (13)        (248)
                                                         ------        -----        -----        -----
  Reinvested capital gains ........................         159            -            -            -
                                                         ------        -----        -----        -----
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          79           (6)         (17)        (253)
                                                         ------        -----        -----        -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           -            4            -            -
  Transfers between funds .........................      12,169        3,870        1,334        4,310
  Surrenders ......................................           -            -            -            -
                                                         ------        -----        -----        -----
       Net equity transactions ....................      12,169        3,874        1,334        4,310
                                                         ------        -----        -----        -----

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      12,248        3,868        1,317        4,057
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......           -            -            -            -
                                                         ------        -----        -----        -----
CONTRACT OWNERS' EQUITY END OF PERIOD .............      12,248        3,868        1,317        4,057
                                                         ======        =====        =====        =====



See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT - 10
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2000
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                  American Century VP - American Century VP Income & Growth
                      (ACVPIncGr)
                  American Century VP - American Century VP International
                      (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio: Service Class
                      (FidVEqInS)
                  Fidelity VIP - Growth Portfolio: Service Class (FidVGrS) Fidelity VIP - High Income Portfolio: Service Class
                      (FidVHiInS)
                  Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                  Fidelity VIP-II - Contrafund Portfolio: Service Class
                      (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                  Fidelity VIP-III - Growth Opportunities Portfolio: Service
                      Class (FidVGrOpS)

              Portfolios of the Janus Aspen Series;
                  Janus Aspen - Capital Appreciation Portfolio - Service Class
                      (JanACapApS)
                  Janus Aspen - International Growth Portfolio - Service Class
                      (JanAIntGrS)
                  Janus Aspen - Global Technology Portfolio - Service Class
                      (JanAGlTchS)

              Portfolios of the Morgan Stanley Universal Funds, Inc. (Morgan
               Stanley);
                  Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley - Mid Cap Growth Portfolio (MSMidCapGr)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Balanced Fund (NSATBal)
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                  Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                  Nationwide SAT - High Income Bond Fund (NSATHIncBd)
                  Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                  Nationwide SAT - Money Market Fund (NSATMMkt)
                  Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                  Nationwide SAT - Small Company Fund (NSATSmCo)
                  Nationwide SAT - Strategic Growth Fund (NSATStrGro)
                  Nationwide SAT - Strategic Value Fund (NSATStrVal)
                  Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                  Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                  Van Kampen LIT - Morgan Stanley Real Estate Securities
                      Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                  Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                      (WPGlPVenCp)
                  Warburg Pincus Trust - International Equity Portfolio
                      (WPIntEq)
                  Warburg Pincus Trust - Value Portfolio (WPValue)

         At June 30, 2000, contract owners have invested in all of the above funds except for American Century VP - American Century VP Value, Dreyfus IP - European Equity Portfolio, Dreyfus VIF - Appreciation Portfolio, Federated Insurance Series - Quality Bond Fund II, Morgan Stanley - Emerging Markets Debt Portfolio, Morgan Stanley - Mid Cap Growth Portfolio, Nationwide SAT - Government Bond Fund, Nationwide SAT
         - High Income Bond Fund, Nationwide SAT - Mid Cap Index Fund, Nationwide SAT - Multi Sector Bond Fund, Nationwide SAT - Nationwide Small Cap Growth Fund, Neuberger & Berman AMT - Partners Portfolio, Oppenheimer VAF - Global Securities Fund, Van Eck WIT - Worldwide Hard Asset Fund, Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio, Warburg Pincus Trust - Global Post - Venture Capital Portfolio, and Warburg Pincus Trust - International Equity Portfolio. The contract owners' equity is affected by the investment result of each fund, equity transactions by contract owners and certain contract expenses (see note 2).


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual fund is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.















                                                                     (Continued)

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000.

                                                                                                  PERIOD
     Contract owners' equity represented by:        UNITS       UNIT VALUE                        RETURN(b)
                                                   -------      -----------                       ---------

     American Century VP - International ......     1,059       $ 13.661142     $  14,467            (7)%

     American Century VP - Income & Growth.....       384         10.858084         4,170            (4)%

     The Dreyfus Socially Responsible
        Growth Fund, Inc. .....................     1,387         12.217306        16,945             2%

     Dreyfus Stock Index Fund .................     1,666         11.293696        18,815            (1)%

     Fidelity VIP - Equity-Income Service......        48         10.000152           480            (3)%

     Fidelity VIP - Growth Service ............     3,697         12.788473        47,279             4%

     Fidelity VIP - High Income Service .......       447          9.787168         4,375            (6)%

     Fidelity VIP - Overseas Service ..........       325         11.683816         3,797            (6)%

     Fidelity VIP-II - Contrafund Service......     1,152         11.528099        13,280            (2)%

     Fidelity VIP-III -
        Growth Opportunities Service ..........       312         10.152577         3,168            (4)%

     Janus Aspen Series
        Capital Appreciation Portfolio ........     2,302          9.620409        22,146            (4)%(a)

     Janus Aspen Series
        Global Technology Portfolio ...........        54          9.752095           527            (2)%(a)

     Janus Aspen Series
        International Growth Portfolio ........       253         10.079107         2,550             1%(a)

     Nationwide SAT - Balanced Fund ...........       424         10.264621         4,352             2%

     Nationwide SAT -
        Capital Appreciation Fund .............       106         10.456340         1,108             0%

     Nationwide SAT - Global 50 Fund ..........       140         11.240008         1,574            (1)%

     Nationwide SAT - Money Market Fund .......    58,149         10.302795       599,097             2%

     Nationwide SAT - Small Cap Value Fund.....       365         12.249841         4,471            10%

     Nationwide SAT - Small Company Fund.......       262         14.096176         3,693             7%

     Nationwide SAT - Strategic Growth Fund....     2,371         14.839965        35,186             4%

     Nationwide SAT - Strategic Value Fund.....       377         10.589683         3,992            (2)%

     Nationwide SAT - Total Return Fund .......        44         11.093680           488             3%

     Neuberger & Berman AMT Guardian ..........       339         11.963020         4,055             3%

     Neuberger & Berman AMT Midcap Growth......       341         16.619046         5,667            12%

                                                                                                  PERIOD
                                                    UNITS       UNIT VALUE                        RETURN(b)
                                                   -------       ---------                        ---------

     Oppenheimer VAF - Aggressive Growth.......     1,002           17.476451      17,511            20%

     Oppenheimer VAF - Capital Appreciation....     1,212           13.969453      16,931             9%

     Oppenheimer VAF - Growth & Income ........     1,106           11.074463      12,248            (1)%

     Strong VIP -
        Strong Opportunity Fund II, Inc........       402            9.621242       3,868            (4)%(a)

     Van Eck WIT -
        Worldwide Emerging Markets ............        97           13.581684       1,317           (13)%

     Warburg Pincus Trust - Value Portfolio....       419            9.683049       4,057            (3)%
                                                      ===          ==========   ---------            ====
                                                                                $ 871,614
                                                                                =========



(a) The return was computed for the period 05/01/00 through 06/30/00 for Janus Aspen Series - Capital Appreciation Portfolio, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - International Growth Portfolio and Strong VIP - Strong Opportunity Fund II, Inc.

(b) The period return does not include contract charges satisfied by surrendering units.

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220  ---------------
                                                                 Bulk Rate
                                                                U.s. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                               ---------------





















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company